Filed pursuant to 497(e)

File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED OCTOBER 11, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2019, AS SUPPLEMENTED

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

Effective on or about October 15, 2019, it is expected that Roger Bayston will no longer serve as a portfolio manager of the Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I, and that Tina Chou and David Yuen will each become a portfolio manager of the Portfolio. As of August 31, 2019, Ms. Chou and Mr. Yuen did not beneficially own any equity securities of the Portfolio.

Effective on or about October 15, 2019, the following changes are made to the statement of additional information of the Portfolio.

In the Other Accounts Managed table in Appendix C for the Portfolio and the Brighthouse/Templeton International Bond Portfolio, the information with respect to the Portfolio is deleted and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kent Burns, CFA,	Registered Investment Companies	5	$7,958,400,000	0	N/A
Brighthouse/Franklin Low Duration Total	Other Pooled Investment Vehicles	2	$1,564,300,000	0	N/A
Return Portfolio	Other Accounts	0	N/A	0	N/A

Tina Chou,[1]	Registered Investment Companies	0	N/A	0	N/A
Brighthouse/Franklin Low Duration Total	Other Pooled Investment Vehicles	0	N/A	0	N/A
Return Portfolio	Other Accounts	0	N/A	0	N/A
Sonal Desai, Ph.D.	Registered Investment Companies	9	$15,608,300,000	0	N/A
Brighthouse/Franklin Low Duration Total	Other Pooled Investment Vehicles	11	$3,011,800,000	0	N/A
Return Portfolio	Other Accounts	0	N/A	0	N/A

David Yuen,[1]	Registered Investment Companies	10	$8,348,000,000	0	N/A
Brighthouse/Franklin Low Duration Total	Other Pooled Investment Vehicles	6	$1,013,000,000	0	N/A
Return Portfolio	Other Accounts	4	$929,600,000	0	N/A

[1]	Other Accounts Managed information is as of August 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE